Loss Per Share Attributable to Ordinary Equity Holders of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Schedule of Weighted Average Number of Ordinary Shares

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares in issue during the period.

	2025	2024	2023
	US$	US$	US$
	per share	per share	per share
Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(0.12)	(0.94)	(17.92)

	2025	2024	2023
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	5,178,975	37,787,339	172,600,513

	2025	2024	2023
Number of shares
Weighted-average number of ordinary shares	42,810,568	40,404,943	9,632,562
	2025	2024	2023
Number of shares
Preference shares	2,407,575	2,407,575	3,466,820
Warrants	46,350,545	46,350,545	46,350,545
Outstanding share options	350,483	690,055	2,879,571